American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Mid Cap Equity ETF (AVMC)
November 30, 2024

Avantis U.S. Mid Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.5%
Axon Enterprise, Inc.(1)	267	172,738
BWX Technologies, Inc.	2,014	263,532
Hexcel Corp.	1,347	85,386
Howmet Aerospace, Inc.	5,937	702,822
Huntington Ingalls Industries, Inc.	707	139,929
Leonardo DRS, Inc.(1)	1,032	35,883
Textron, Inc.	4,190	358,790
Woodward, Inc.	1,108	199,795
		1,958,875
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	1,754	185,187
Expeditors International of Washington, Inc.	3,523	428,538
		613,725
Automobile Components — 0.7%
Aptiv PLC(1)	5,558	308,636
Autoliv, Inc.	1,737	172,171
BorgWarner, Inc.	5,337	183,166
Gentex Corp.	5,086	155,428
Lear Corp.	1,167	114,179
		933,580
Automobiles — 0.3%
Lucid Group, Inc.(1)(2)	10,499	22,888
Rivian Automotive, Inc., Class A(1)	17,368	212,411
Thor Industries, Inc.	1,077	120,193
		355,492
Banks — 5.3%
Bank OZK	783	39,127
BOK Financial Corp.	502	59,673
Citizens Financial Group, Inc.	9,387	451,890
Columbia Banking System, Inc.	1,444	44,778
Comerica, Inc.	3,434	248,107
Commerce Bancshares, Inc.	2,320	171,100
Cullen/Frost Bankers, Inc.	1,319	185,478
East West Bancorp, Inc.	3,284	360,189
Fifth Third Bancorp	15,159	728,542
First Citizens BancShares, Inc., Class A	294	674,730
First Horizon Corp.	6,855	144,846
Huntington Bancshares, Inc.	31,850	573,618
KeyCorp	20,632	401,911
M&T Bank Corp.	3,491	767,985
Pinnacle Financial Partners, Inc.	1,892	240,492
Popular, Inc.	1,486	147,649
Prosperity Bancshares, Inc.	1,648	137,987
Regions Financial Corp.	20,621	562,128
SouthState Corp.	1,620	179,318
Webster Financial Corp.	3,979	245,823
Western Alliance Bancorp	3,038	284,387
Wintrust Financial Corp.	1,497	206,601
Zions Bancorp NA	4,178	252,853
		7,109,212

Beverages — 0.4%
Brown-Forman Corp., Class A	916	37,886
Brown-Forman Corp., Class B	1,757	73,934
Celsius Holdings, Inc.(1)	1,698	48,308
Coca-Cola Consolidated, Inc.	93	121,299
Molson Coors Beverage Co., Class B	3,932	244,020
		525,447
Biotechnology — 1.7%
Biogen, Inc.(1)	2,405	386,315
BioMarin Pharmaceutical, Inc.(1)	3,363	222,059
Exelixis, Inc.(1)	6,206	226,271
Halozyme Therapeutics, Inc.(1)	2,994	144,311
Incyte Corp.(1)	3,009	224,441
Moderna, Inc.(1)	4,362	187,828
Neurocrine Biosciences, Inc.(1)	2,017	255,655
REVOLUTION Medicines, Inc.(1)	2,816	162,905
United Therapeutics Corp.(1)	1,022	378,641
Vaxcyte, Inc.(1)	1,679	158,397
		2,346,823
Broadline Retail — 0.5%
Dillard's, Inc., Class A	106	46,971
eBay, Inc.	6,673	422,334
Ollie's Bargain Outlet Holdings, Inc.(1)	1,312	129,822
		599,127
Building Products — 2.8%
A.O. Smith Corp.	2,764	205,890
Advanced Drainage Systems, Inc.	1,839	248,798
Allegion PLC	1,725	242,949
Builders FirstSource, Inc.(1)	2,612	487,060
Carlisle Cos., Inc.	1,197	546,670
Fortune Brands Innovations, Inc.	2,657	208,043
Lennox International, Inc.	796	531,036
Masco Corp.	1,930	155,481
Owens Corning	2,307	474,365
Simpson Manufacturing Co., Inc.	1,003	188,965
Trex Co., Inc.(1)	2,346	176,020
UFP Industries, Inc.	1,624	220,702
Zurn Elkay Water Solutions Corp.	3,197	127,305
		3,813,284
Capital Markets — 5.0%
Affiliated Managers Group, Inc.	551	103,334
Carlyle Group, Inc.	5,151	274,188
Cboe Global Markets, Inc.	2,015	434,938
Evercore, Inc., Class A	899	276,802
FactSet Research Systems, Inc.	795	390,083
Franklin Resources, Inc.	5,799	131,985
Freedom Holding Corp.(1)	6	713
Hamilton Lane, Inc., Class A	1,007	193,747
Invesco Ltd.	6,617	119,701
Jefferies Financial Group, Inc.	3,241	256,493
LPL Financial Holdings, Inc.	1,797	584,294
MarketAxess Holdings, Inc.	411	106,322
Morningstar, Inc.	504	178,492
Nasdaq, Inc.	6,507	540,016

Northern Trust Corp.	4,517	502,110
Raymond James Financial, Inc.	4,402	745,170
SEI Investments Co.	2,632	217,482
State Street Corp.	6,284	619,037
Stifel Financial Corp.	2,092	242,254
T. Rowe Price Group, Inc.	4,627	573,008
Tradeweb Markets, Inc., Class A	2,118	286,989
		6,777,158
Chemicals — 3.5%
Albemarle Corp.	2,407	259,234
Axalta Coating Systems Ltd.(1)	4,224	170,903
CF Industries Holdings, Inc.	4,742	425,168
Corteva, Inc.	3,832	238,504
Dow, Inc.	10,390	459,342
DuPont de Nemours, Inc.	7,511	627,844
Eastman Chemical Co.	2,831	296,462
FMC Corp.	1,500	88,635
International Flavors & Fragrances, Inc.	2,847	260,102
LyondellBasell Industries NV, Class A	6,062	505,207
Mosaic Co.	5,296	140,132
NewMarket Corp.	177	94,440
Olin Corp.	2,337	99,533
PPG Industries, Inc.	4,431	551,083
RPM International, Inc.	2,818	391,082
Westlake Corp.	827	106,187
		4,713,858
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc.(1)	1,209	314,449
MSA Safety, Inc.	815	141,655
Rollins, Inc.	4,971	250,190
		706,294
Communications Equipment — 0.4%
Ciena Corp.(1)	2,846	198,423
F5, Inc.(1)	1,201	300,670
Juniper Networks, Inc.	1,368	49,139
		548,232
Construction and Engineering — 1.3%
AECOM	2,330	272,540
API Group Corp.(1)	3,830	144,697
Comfort Systems USA, Inc.	791	390,177
EMCOR Group, Inc.	1,191	607,553
Fluor Corp.(1)	3,936	220,928
WillScot Holdings Corp.(1)	4,038	154,413
		1,790,308
Construction Materials — 1.2%
Eagle Materials, Inc.	806	248,990
Martin Marietta Materials, Inc.	1,195	717,000
Vulcan Materials Co.	2,425	698,715
		1,664,705
Consumer Finance — 1.8%
Ally Financial, Inc.	6,707	268,146
Credit Acceptance Corp.(1)	89	44,295
Discover Financial Services	4,870	888,434
FirstCash Holdings, Inc.	717	78,053

OneMain Holdings, Inc.	2,865	164,308
SoFi Technologies, Inc.(1)	19,847	325,689
Synchrony Financial	9,674	653,188
		2,422,113
Consumer Staples Distribution & Retail — 1.7%
BJ's Wholesale Club Holdings, Inc.(1)	2,753	265,114
Casey's General Stores, Inc.	895	376,697
Dollar General Corp.	2,273	175,635
Dollar Tree, Inc.(1)	2,409	171,689
Kroger Co.	2,660	162,473
Maplebear, Inc.(1)	1,208	52,753
Performance Food Group Co.(1)	3,053	269,397
Sysco Corp.	7,511	579,173
U.S. Foods Holding Corp.(1)	4,117	287,243
		2,340,174
Containers and Packaging — 2.2%
Amcor PLC	26,031	276,970
AptarGroup, Inc.	1,415	244,738
Avery Dennison Corp.	1,618	333,227
Ball Corp.	5,573	346,418
Berry Global Group, Inc.	2,171	156,985
Crown Holdings, Inc.	2,353	216,688
Graphic Packaging Holding Co.	5,921	178,163
International Paper Co.	7,802	458,992
Packaging Corp. of America	2,224	553,442
Sealed Air Corp.	1,527	55,888
Smurfit WestRock PLC	1,773	97,551
Sonoco Products Co.	1,797	93,228
		3,012,290
Distributors — 0.4%
Genuine Parts Co.	2,125	269,301
LKQ Corp.	320	12,573
Pool Corp.	806	303,935
		585,809
Diversified Consumer Services — 0.4%
ADT, Inc.	7,286	55,519
Bright Horizons Family Solutions, Inc.(1)	755	87,301
H&R Block, Inc.	3,432	203,449
Service Corp. International	2,245	198,884
		545,153
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(1)	2,787	97,015
Lumen Technologies, Inc.(1)	4,772	35,027
		132,042
Electric Utilities — 2.2%
Alliant Energy Corp.	2,847	179,930
Avangrid, Inc.	558	20,144
Edison International	2,330	204,457
Entergy Corp.	3,349	523,013
Evergy, Inc.	2,835	183,226
Eversource Energy	2,278	146,908
Exelon Corp.	4,082	161,484
FirstEnergy Corp.	1,027	43,699
IDACORP, Inc.	516	61,131

NRG Energy, Inc.	3,444	349,945
OGE Energy Corp.	3,622	159,223
Pinnacle West Capital Corp.	1,879	176,062
PPL Corp.	9,234	322,544
Xcel Energy, Inc.	6,232	452,194
		2,983,960
Electrical Equipment — 1.2%
Acuity Brands, Inc.	696	223,200
Generac Holdings, Inc.(1)	1,011	190,270
Hubbell, Inc.	1,096	504,259
NEXTracker, Inc., Class A(1)	2,227	84,982
Rockwell Automation, Inc.	2,005	591,756
Sensata Technologies Holding PLC	2,247	72,219
		1,666,686
Electronic Equipment, Instruments and Components — 2.9%
Arrow Electronics, Inc.(1)	1,211	145,514
CDW Corp.	3,035	533,948
Cognex Corp.	2,576	102,989
Corning, Inc.	15,720	765,092
Fabrinet(1)	899	210,887
Flex Ltd.(1)	10,919	425,513
Insight Enterprises, Inc.(1)	737	115,304
Jabil, Inc.	3,733	507,053
Keysight Technologies, Inc.(1)	3,419	584,102
Littelfuse, Inc.	508	125,308
TD SYNNEX Corp.	1,129	134,340
Trimble, Inc.(1)	758	55,311
Vontier Corp.	3,226	126,653
		3,832,014
Energy Equipment and Services — 0.7%
ChampionX Corp.	4,830	149,489
NOV, Inc.	9,008	144,308
Patterson-UTI Energy, Inc.	153	1,285
TechnipFMC PLC	12,417	389,521
Transocean Ltd.(1)(2)	236	1,038
Valaris Ltd.(1)	173	7,991
Weatherford International PLC	2,143	176,369
		870,001
Entertainment — 1.2%
Electronic Arts, Inc.	3,843	628,984
Liberty Media Corp.-Liberty Formula One, Class A(1)	406	32,845
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,609	318,891
Live Nation Entertainment, Inc.(1)	1,434	198,251
Roku, Inc.(1)	2,532	174,784
Warner Bros Discovery, Inc.(1)	29,933	313,698
		1,667,453
Financial Services — 1.6%
Affirm Holdings, Inc.(1)	4,361	305,314
Block, Inc.(1)	50	4,427
Corpay, Inc.(1)	1,239	472,282
Enact Holdings, Inc.	536	18,873
Equitable Holdings, Inc.	8,276	399,151
Essent Group Ltd.	2,156	124,574
Fidelity National Information Services, Inc.	82	6,995

Jack Henry & Associates, Inc.	1,517	267,265
MGIC Investment Corp.	6,600	173,316
Voya Financial, Inc.	2,241	186,003
WEX, Inc.(1)	817	154,135
		2,112,335
Food Products — 2.2%
Archer-Daniels-Midland Co.	5,006	273,328
Campbell's Co.	2,467	113,975
Darling Ingredients, Inc.(1)	2,597	105,256
Flowers Foods, Inc.	2,067	46,756
Freshpet, Inc.(1)	428	65,505
General Mills, Inc.	5,184	343,492
Hershey Co.	1,358	239,185
Hormel Foods Corp.	5,299	171,847
Ingredion, Inc.	1,363	200,824
Kellanova	5,431	441,486
Kraft Heinz Co.	3,687	117,873
Lamb Weston Holdings, Inc.	2,055	158,728
Lancaster Colony Corp.	177	32,894
McCormick & Co., Inc.	2,705	212,099
Pilgrim's Pride Corp.(1)	910	46,965
Post Holdings, Inc.(1)	936	112,769
Tyson Foods, Inc., Class A	4,804	309,858
		2,992,840
Gas Utilities — 0.4%
Atmos Energy Corp.	2,690	407,051
National Fuel Gas Co.	1,667	106,638
		513,689
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc.	1,910	361,200
Knight-Swift Transportation Holdings, Inc.	2,444	145,076
Landstar System, Inc.	808	150,223
Ryder System, Inc.	1,310	221,180
Saia, Inc.(1)	688	391,527
U-Haul Holding Co.(1)(2)	256	18,092
U-Haul Holding Co.	2,295	143,300
XPO, Inc.(1)	2,706	412,422
		1,843,020
Health Care Equipment and Supplies — 2.6%
Align Technology, Inc.(1)	1,412	328,671
Baxter International, Inc.	5,577	188,001
Cooper Cos., Inc.(1)	2,592	270,760
Dentsply Sirona, Inc.	2,517	49,459
Dexcom, Inc.(1)	2,096	163,467
GE HealthCare Technologies, Inc.	6,342	527,781
Globus Medical, Inc., Class A(1)	2,242	191,938
Hologic, Inc.(1)	3,374	268,233
IDEXX Laboratories, Inc.(1)	335	141,286
ResMed, Inc.	2,461	612,838
STERIS PLC	1,917	419,938
Teleflex, Inc.	556	107,225
Zimmer Biomet Holdings, Inc.	2,529	283,501
		3,553,098

Health Care Providers and Services — 1.6%
Centene Corp.(1)	3,638	218,280
Chemed Corp.	289	165,421
DaVita, Inc.(1)	1,020	169,493
Encompass Health Corp.	1,934	199,086
Ensign Group, Inc.	1,225	179,107
Labcorp Holdings, Inc.	1,383	333,524
Molina Healthcare, Inc.(1)	1,309	389,951
Tenet Healthcare Corp.(1)	1,757	250,689
Universal Health Services, Inc., Class B	1,063	217,915
		2,123,466
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	2,344	534,080
Hotels, Restaurants and Leisure — 3.5%
Aramark	4,631	188,435
Boyd Gaming Corp.	1,248	92,165
Caesars Entertainment, Inc.(1)	3,240	124,708
Carnival Corp.(1)	29,060	738,996
Choice Hotels International, Inc.	625	94,525
Churchill Downs, Inc.	925	131,452
Darden Restaurants, Inc.	2,515	443,319
Expedia Group, Inc.(1)	2,545	469,858
Hyatt Hotels Corp., Class A	537	84,814
International Game Technology PLC	82	1,577
Light & Wonder, Inc., Class A(1)	1,739	165,274
MGM Resorts International(1)	1,483	56,858
Norwegian Cruise Line Holdings Ltd.(1)	9,156	246,205
Royal Caribbean Cruises Ltd.	5,350	1,305,721
Texas Roadhouse, Inc.	1,219	250,224
Vail Resorts, Inc.	606	108,619
Wyndham Hotels & Resorts, Inc.	1,538	151,001
		4,653,751
Household Durables — 2.1%
Garmin Ltd.	3,065	651,619
Meritage Homes Corp.	910	173,874
Mohawk Industries, Inc.(1)	867	120,366
NVR, Inc.(1)	19	175,476
PulteGroup, Inc.	5,225	706,786
Taylor Morrison Home Corp.(1)	2,644	195,312
Tempur Sealy International, Inc.	3,472	194,362
Toll Brothers, Inc.	2,596	428,781
TopBuild Corp.(1)	606	236,728
		2,883,304
Household Products — 0.6%
Church & Dwight Co., Inc.	4,726	520,475
Clorox Co.	2,037	340,525
Reynolds Consumer Products, Inc.	226	6,258
		867,258
Independent Power and Renewable Electricity Producers — 1.2%
AES Corp.	7,685	100,212
Brookfield Renewable Corp., Class A	2	64
Clearway Energy, Inc., Class A	447	12,431
Clearway Energy, Inc., Class C	807	23,799
Vistra Corp.	8,814	1,408,830
		1,545,336

Insurance — 6.2%
American Financial Group, Inc.	1,618	237,620
Arch Capital Group Ltd.	7,343	739,587
Assurant, Inc.	1,109	251,854
Axis Capital Holdings Ltd.	2,008	186,824
Brown & Brown, Inc.	2,993	338,508
Cincinnati Financial Corp.	3,101	495,633
CNA Financial Corp.	576	29,054
Erie Indemnity Co., Class A	604	266,098
Everest Group Ltd.	897	347,641
Fidelity National Financial, Inc.	5,439	344,778
First American Financial Corp.	2,140	150,121
Globe Life, Inc.	2,034	226,262
Hartford Financial Services Group, Inc.	7,322	902,876
Kinsale Capital Group, Inc.	596	303,030
Loews Corp.	3,938	341,543
Markel Group, Inc.(1)	295	525,961
Old Republic International Corp.	5,678	221,272
Primerica, Inc.	900	272,475
Principal Financial Group, Inc.	4,895	426,306
Reinsurance Group of America, Inc.	1,406	321,130
RenaissanceRe Holdings Ltd.	1,005	287,581
RLI Corp.	909	159,893
Ryan Specialty Holdings, Inc.	1,763	132,930
Selective Insurance Group, Inc.	1,238	126,388
Unum Group	3,788	291,297
W.R. Berkley Corp.	6,107	394,207
		8,320,869
Interactive Media and Services — 0.3%
Pinterest, Inc., Class A(1)	11,289	342,282
IT Services — 1.6%
Akamai Technologies, Inc.(1)	3,184	299,360
Cognizant Technology Solutions Corp., Class A	2,867	230,765
EPAM Systems, Inc.(1)	909	221,723
Gartner, Inc.(1)	1,347	697,652
GoDaddy, Inc., Class A(1)	1,856	366,690
Twilio, Inc., Class A(1)	3,328	347,909
		2,164,099
Leisure Products — 0.3%
Brunswick Corp.	1,347	108,447
Hasbro, Inc.	1,223	79,678
Mattel, Inc.(1)	8,142	154,861
Polaris, Inc.	202	13,938
		356,924
Life Sciences Tools and Services — 1.7%
Agilent Technologies, Inc.	3,595	496,002
Bio-Rad Laboratories, Inc., Class A(1)	316	107,607
Bio-Techne Corp.	2,442	184,029
Bruker Corp.	1,289	74,698
Illumina, Inc.(1)	1,257	181,196
IQVIA Holdings, Inc.(1)	901	180,957
Medpace Holdings, Inc.(1)	502	170,996
Repligen Corp.(1)	18	2,710
Waters Corp.(1)	1,125	432,810
West Pharmaceutical Services, Inc.	1,404	457,255
		2,288,260

Machinery — 4.3%
AGCO Corp.	1,504	152,220
Allison Transmission Holdings, Inc.	2,025	239,962
Donaldson Co., Inc.	2,653	207,067
Dover Corp.	2,611	537,605
Esab Corp.	1,020	131,662
Flowserve Corp.	2,564	156,455
Graco, Inc.	3,743	340,912
IDEX Corp.	1,305	300,972
Ingersoll Rand, Inc.	5,957	620,541
ITT, Inc.	1,750	273,210
Lincoln Electric Holdings, Inc.	1,214	265,235
Mueller Industries, Inc.	2,740	221,310
Oshkosh Corp.	1,535	174,391
Pentair PLC	2,927	319,014
RBC Bearings, Inc.(1)	505	169,230
Snap-on, Inc.	1,097	405,550
Timken Co.	1,387	107,423
Toro Co.	1,348	117,384
Watts Water Technologies, Inc., Class A	468	100,990
Westinghouse Air Brake Technologies Corp.	2,547	510,979
Xylem, Inc.	3,330	422,077
		5,774,189
Marine Transportation — 0.1%
Kirby Corp.(1)	1,319	166,867
Media — 1.1%
Fox Corp., Class A	6,272	295,537
Fox Corp., Class B	3,202	143,225
Interpublic Group of Cos., Inc.	5,069	156,176
Liberty Broadband Corp., Class A(1)	442	37,424
Liberty Broadband Corp., Class C(1)	2,309	196,588
New York Times Co., Class A	3,184	172,764
News Corp., Class A	7,882	231,337
News Corp., Class B	2,406	77,208
Nexstar Media Group, Inc., Class A	447	76,254
Omnicom Group, Inc.	116	12,159
Paramount Global, Class B	4,887	53,024
		1,451,696
Metals and Mining — 1.4%
Alcoa Corp.	2,157	100,150
ATI, Inc.(1)	2,990	179,908
Cleveland-Cliffs, Inc.(1)	12,395	154,318
Commercial Metals Co.	2,850	175,816
Reliance, Inc.	1,298	416,970
Royal Gold, Inc.	863	126,222
Steel Dynamics, Inc.	3,916	568,877
U.S. Steel Corp.	5,127	209,028
		1,931,289
Multi-Utilities — 1.9%
Ameren Corp.	3,044	287,323
CenterPoint Energy, Inc.	3,898	127,153
CMS Energy Corp.	3,661	255,208
Consolidated Edison, Inc.	4,451	447,726
DTE Energy Co.	2,279	286,653

NiSource, Inc.	4,481	170,681
Public Service Enterprise Group, Inc.	6,747	636,242
WEC Energy Group, Inc.	2,698	272,633
		2,483,619
Oil, Gas and Consumable Fuels — 5.6%
Antero Midstream Corp.	7,884	125,907
Antero Resources Corp.(1)	7,449	243,508
APA Corp.	7,716	174,767
Chord Energy Corp.	1,095	139,634
Civitas Resources, Inc.	2,427	125,913
ConocoPhillips	4,063	440,204
Coterra Energy, Inc.	18,354	490,419
Devon Energy Corp.	15,621	592,817
Diamondback Energy, Inc.	65	11,543
DT Midstream, Inc.	2,217	235,268
EnLink Midstream LLC(1)	6,788	108,676
EQT Corp.	11,104	504,566
Expand Energy Corp.	6,357	629,089
Hess Midstream LP, Class A	1,536	58,214
HF Sinclair Corp.	4,292	175,671
Magnolia Oil & Gas Corp., Class A	4,047	112,264
Matador Resources Co.	3,309	198,573
Murphy Oil Corp.	3,957	128,484
New Fortress Energy, Inc.(2)	40	427
Ovintiv, Inc.	8,405	381,755
Permian Resources Corp.	14,065	220,258
Range Resources Corp.	6,661	238,064
SM Energy Co.	2,440	110,264
Targa Resources Corp.	5,059	1,033,554
Texas Pacific Land Corp.	587	939,253
Viper Energy, Inc.	1,282	69,369
		7,488,461
Paper and Forest Products — 0.0%
Magnera Corp.(1)	247	5,059
Passenger Airlines — 1.4%
Delta Air Lines, Inc.	12,795	816,577
Southwest Airlines Co.	11,730	379,583
United Airlines Holdings, Inc.(1)	7,685	744,138
		1,940,298
Personal Care Products — 0.0%
Estee Lauder Cos., Inc., Class A	450	32,454
Kenvue, Inc.	1,114	26,825
		59,279
Pharmaceuticals — 0.7%
Catalent, Inc.(1)	3,090	188,830
Elanco Animal Health, Inc.(1)	9,830	129,854
Jazz Pharmaceuticals PLC(1)	1,428	173,631
Royalty Pharma PLC, Class A	5,132	136,819
Viatris, Inc.	26,897	352,082
		981,216
Professional Services — 2.5%
Amentum Holdings, Inc.(1)	1,641	39,958
Booz Allen Hamilton Holding Corp.	2,910	431,204
Broadridge Financial Solutions, Inc.	2,300	542,846

Clarivate PLC(1)	5,307	30,409
Concentrix Corp.	8	360
Equifax, Inc.	1,923	502,980
Genpact Ltd.	2,605	120,247
Jacobs Solutions, Inc.	1,683	237,690
KBR, Inc.	2,563	155,907
Leidos Holdings, Inc.	2,309	381,908
Paycom Software, Inc.	1,004	232,848
Paylocity Holding Corp.(1)	811	168,315
Robert Half, Inc.	2,457	183,317
SS&C Technologies Holdings, Inc.	3,563	275,562
TriNet Group, Inc.	627	58,581
		3,362,132
Real Estate Management and Development — 1.3%
CBRE Group, Inc., Class A(1)	4,563	638,774
CoStar Group, Inc.(1)	6,895	560,839
Jones Lang LaSalle, Inc.(1)	850	238,510
Zillow Group, Inc., Class A(1)	640	52,179
Zillow Group, Inc., Class C(1)	2,591	219,484
		1,709,786
Semiconductors and Semiconductor Equipment — 2.2%
Amkor Technology, Inc.	2,764	73,080
Enphase Energy, Inc.(1)	1,026	73,205
Entegris, Inc.	463	48,907
First Solar, Inc.(1)	1,856	369,845
GLOBALFOUNDRIES, Inc.(1)(2)	1,790	77,417
Lattice Semiconductor Corp.(1)	2,337	132,625
Monolithic Power Systems, Inc.	595	337,746
ON Semiconductor Corp.(1)	9,420	669,950
Onto Innovation, Inc.(1)	1,095	179,777
Qorvo, Inc.(1)	1,880	129,814
Rambus, Inc.(1)	2	116
Skyworks Solutions, Inc.	3,467	303,675
Teradyne, Inc.	3,161	347,710
Universal Display Corp.	915	150,536
		2,894,403
Software — 2.7%
AppLovin Corp., Class A(1)	3,777	1,271,905
Aspen Technology, Inc.(1)	504	126,000
Bentley Systems, Inc., Class B	4,506	223,047
Bill Holdings, Inc.(1)	2,001	180,530
Dolby Laboratories, Inc., Class A	1,339	104,870
Freshworks, Inc., Class A(1)	111	1,775
Manhattan Associates, Inc.(1)	1,406	401,329
MicroStrategy, Inc., Class A(1)	1,779	689,309
Qualys, Inc.(1)	120	18,432
SentinelOne, Inc., Class A(1)	4,360	121,862
SPS Commerce, Inc.(1)	323	62,362
UiPath, Inc., Class A(1)	7,412	105,324
Zoom Communications, Inc., Class A(1)	4,224	349,283
		3,656,028
Specialty Retail — 2.9%
AutoNation, Inc.(1)	627	112,164
Best Buy Co., Inc.	4,523	407,070

Burlington Stores, Inc.(1)	901	253,974
CarMax, Inc.(1)	3,716	312,033
Chewy, Inc., Class A(1)	1,374	45,905
Dick's Sporting Goods, Inc.	829	171,802
Floor & Decor Holdings, Inc., Class A(1)	2,030	227,786
GameStop Corp., Class A(1)	8,006	232,574
Gap, Inc.	5,812	140,941
Lithia Motors, Inc.	687	265,800
Murphy USA, Inc.	490	268,422
Penske Automotive Group, Inc.	425	70,780
Tractor Supply Co.	1,878	532,732
Ulta Beauty, Inc.(1)	711	274,901
Williams-Sonoma, Inc.	3,625	623,573
		3,940,457
Technology Hardware, Storage and Peripherals — 1.2%
Hewlett Packard Enterprise Co.	28,235	599,146
NetApp, Inc.	4,631	567,946
Pure Storage, Inc., Class A(1)	6,997	370,771
Super Micro Computer, Inc.(1)	1,445	47,165
		1,585,028
Textiles, Apparel and Luxury Goods — 1.3%
Columbia Sportswear Co.	356	31,057
Crocs, Inc.(1)	946	99,898
Deckers Outdoor Corp.(1)	3,598	705,064
Levi Strauss & Co., Class A	2,095	36,579
Lululemon Athletica, Inc.(1)	340	109,024
PVH Corp.	995	107,828
Ralph Lauren Corp.	815	188,591
Skechers USA, Inc., Class A(1)	2,682	171,165
Tapestry, Inc.	3,216	200,293
VF Corp.	4,792	96,942
		1,746,441
Trading Companies and Distributors — 0.9%
Applied Industrial Technologies, Inc.	897	246,424
Beacon Roofing Supply, Inc.(1)	1,229	138,901
Core & Main, Inc., Class A(1)	2,315	112,393
MSC Industrial Direct Co., Inc., Class A	319	27,396
SiteOne Landscape Supply, Inc.(1)	917	140,530
Watsco, Inc.	593	327,099
WESCO International, Inc.	998	211,147
		1,203,890
Water Utilities — 0.2%
American Water Works Co., Inc.	2,196	300,720
TOTAL COMMON STOCKS (Cost $117,900,608)		134,289,284
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	134,176	134,176
State Street Navigator Securities Lending Government Money Market Portfolio(3)	78,844	78,844
TOTAL SHORT-TERM INVESTMENTS (Cost $213,020)		213,020
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $118,113,628)		134,502,304
OTHER ASSETS AND LIABILITIES — 0.1%		73,771
TOTAL NET ASSETS — 100.0%		$134,576,075

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $76,911. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $78,844.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.